UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     1325 Airmotive Way
             Suite 205
             Reno, NV  89502

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   775-325-2300
Signature, Place, and Date of Signing

Michelle Leicher     Reno, Nevada    May 7, 1999

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $122,337


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
                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE

ABBOTT LABS                COM            000282410    4963       106025   SH           SOLE     N/A              106025
ALLIED SIGNAL              COM            001951210    1392        28300   SH           SOLE     N/A               28300
ALLSTATE CORP              COM            002000210    4243       114475   SH           SOLE     N/A              114475
AMERICAN EXPRESS           COM            002581610    1188        10089   SH           SOLE     N/A               10089
AMERICAN HOME PRODUCTS     COM            002660910    4287        65700   SH           SOLE     N/A               65700
AT & T CORP                COM            000195710    6387        80020   SH           SOLE     N/A               80020
ATLANTIC RICHFIELD         COM            004882510    6978        95420   SH           SOLE     N/A               95420
BANK OF NEW YORK INC       COM            006405710     454        13000   SH           SOLE     N/A               13000
CHASE MANHATTAN            COM            016161010    6635        81540   SH           SOLE     N/A               81540
CISCO SYSTEMS              COM            017275R10    3520        32125   SH           SOLE     N/A               32125
CITIGROUP                  COM            017303410     240         3750   SH           SOLE     N/A                3750
COCA-COLA                  COM            019121610     605         9850   SH           SOLE     N/A                9850
DELL COMPUTERS             COM            024702510    2341        57265   SH           SOLE     N/A               57265
DIGENE CORP                COM            025375210     128        16300   SH           SOLE     N/A               16300
DU PONT                    COM            026353410    4945        85173   SH           SOLE     N/A               85173
DUKE REALTY INVESTMENTS    COM            026441120     694        32300   SH           SOLE     N/A               32300
EATON CORP                 COM            027805810    4406        61625   SH           SOLE     N/A               61625
EG & G INC                 COM            026845710    5801       219940   SH           SOLE     N/A              219940
EMERSON ELECTRIC           COM            029101110    3812        72000   SH           SOLE     N/A               72000
FIRST UNION CORP           COM            033735810    6521       122025   SH           SOLE     N/A              122025
GENERAL ELECTRIC           COM            036960410    6204        56085   SH           SOLE     N/A               56085
GOODRICH, B.F. CO.         COM            038238810    2267        66080   SH           SOLE     N/A               66080
ILLINOIS TOOL WORKS        COM            045230810     874        14125   SH           SOLE     N/A               14125
INT BUSINESS MACHINES      COM            045920010     778         4388   SH           SOLE     N/A                4388
INTEL                      COM            045814010    3782        31815   SH           SOLE     N/A               31815
KEYCORP                    COM            049326710    5920       195300   SH           SOLE     N/A              195300
LEVEL 3 COMMUNICATIONS     COM            052729N10    1201        16495   SH           SOLE     N/A               16495
MCI WORLDCOM, INC.         COM            055268B10     607         6850   SH           SOLE     N/A                6850
MELLON BANK CORP           COM            058550910    6744        95825   SH           SOLE     N/A               95825
MICROSOFT CORP             COM            059491810    1866        20820   SH           SOLE     N/A               20820
MORGAN STANLEY DWD CO      COM            061744644    1983        19845   SH           SOLE     N/A               19845
MYLAN LABORATORIES, INC.   COM            062853010     591        21530   SH           SOLE     N/A               21530
NEWELL RUBBERMAID INC.     COM            065119210     223         4700   SH           SOLE     N/A                4700
PARKER HANNIFIN CORP       COM            070109410     617        18000   SH           SOLE     N/A               18000
PHILIP MORRIS              COM            071815410     525        14875   SH           SOLE     N/A               14875
PPG INDUSTRIES INC.        COM            069350610    4384        85550   SH           SOLE     N/A               85550
PROCTER & GAMBLE           COM            074271810     775         7916   SH           SOLE     N/A                7916
TEXACO INC.                COM            088169410    6061       106800   SH           SOLE     N/A              106800
TEXAS INSTRUMENTS          COM            088250810     800         8065   SH           SOLE     N/A                8065
TYCO INTERNATIONAL         COM            090212010    1561        21750   SH           SOLE     N/A               21750
XEROX CORP                 COM            098412110    5034        96580   SH           SOLE     N/A               96580

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